Operating Leases - Schedule of Payments Recognized (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of recognised finance lease as assets by lessee [abstract]
Minimum lease payments	₺ 812,385	₺ 837,575	₺ 751,816
Contingent rentals			1,733
Total	₺ 812,385	₺ 837,575	₺ 753,549